Income Taxes	1 Months Ended
Oct. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

3.	NOTE 3 – INCOME TAXES

The Company files U.S. federal and state of New York tax returns that are subject to audit by tax authorities beginning with the year ended December 31, 2018. The Company’s policy is to classify assessments, if any, for tax and related interest and penalties as tax expense.